Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Interconexion Electrica S.A. ESP (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Ownership Interest	49.00%	49.00%
Total assets	$ 280,141,090	$ 302,792,431
Total liabilities	179,888,610	188,889,342
Equity	100,252,480	113,903,089	$ 90,583,772	$ 53,499,363
Net profit	$ 25,383,071	$ 35,199,480	$ 17,630,554
Consorcio Transmantaro
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	US Dollar
Ownership Interest	60.00%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 7,344,752
Total liabilities	5,581,454
Equity	1,763,298
Net profit	$ 264,947
Interligacao Eletrica JAGUAR 6 S.A.
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 190,819
Total liabilities	12,840
Equity	177,979
Net profit	$ 9,872
Interligacao Eletrica JAGUAR 8 S.A.
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 117,533
Total liabilities	13,176
Equity	104,357
Net profit	$ 9,713
Interligacao Eletrica JAGUAR 9 S.A.
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 417,572
Total liabilities	49,551
Equity	368,021
Net profit	$ 72,511
Interligacao Electrica Evrecy
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 338,371
Total liabilities	37,254
Equity	301,117
Net profit	$ (16,122)
Fundo De Investimento Assis
Disclosure of subsidiaries [line items]
Activity	Autonomous Fund – Special Purpose Entity
Functional Currency	Brazilian real
Ownership Interest	35.81%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 297,081
Equity	297,081
Net profit	$ 11,015
Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Disclosure of subsidiaries [line items]
Activity	Autonomous Fund – Special Purpose Entity
Functional Currency	Brazilian real
Ownership Interest	35.73%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 14,829
Equity	14,829
Net profit	$ 1,112
Fundo de Investimento Referenciado di Bandeirantes
Disclosure of subsidiaries [line items]
Activity	Autonomous Fund – Special Purpose Entity
Functional Currency	Brazilian real
Ownership Interest	27.68%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 290,651
Equity	290,651
Net profit	$ 30,977
Fundo de Investimento Xavantes Referenciado di
Disclosure of subsidiaries [line items]
Activity	Autonomous Fund – Special Purpose Entity
Functional Currency	Brazilian real
Ownership Interest	17.54%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 609,614
Equity	609,614
Net profit	$ 54,566
Interconexiones Viales
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Chilean peso
Ownership Interest	65.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 39
Total liabilities	2
Equity	37
Net profit	$ (4,145)
Interligacao Eletrica Aguapei
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 556,177
Total liabilities	49,953
Equity	506,224
Net profit	$ 51,352
Interligacao Eletrica Biguau
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 424,904
Total liabilities	62,939
Equity	361,965
Net profit	$ 59,638
Interligacao Eletrica De Minas Gerais
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 452,785
Total liabilities	36,657
Equity	416,128
Net profit	$ 783
Interligacao Eletrica Itapura
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 157,436
Total liabilities	17,588
Equity	139,848
Net profit	$ 18,699
Interligacao Eletrica Itaquere
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 523,334
Total liabilities	48,894
Equity	474,440
Net profit	$ 60,763
Interligacao Eletrica Itaunes
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 480,882
Total liabilities	60,603
Equity	420,279
Net profit	$ 25,801
Interligacao Eletrica Norte E Nordeste
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 448,973
Total liabilities	129,859
Equity	319,114
Net profit	$ 57,351
Interligacao Eletrica Pinheiros
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 62,153
Total liabilities	8,171
Equity	53,982
Net profit	$ 11,823
Interligacao Eletrica Riacho Grande
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 158,806
Total liabilities	32,556
Equity	126,250
Net profit	$ 11,066
Interligacao Eletrica Serra Do Japi
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 378,842
Total liabilities	36,487
Equity	342,355
Net profit	$ 46,124
Interligacao Eletrica Sul
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 210,185
Total liabilities	30,017
Equity	180,168
Net profit	$ 7,516
Interligacao Eletrica Tibagi
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 233,320
Total liabilities	24,446
Equity	208,874
Net profit	$ 26,181
Internexa
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional Currency	Colombian peso
Ownership Interest	99.42%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 543,656
Total liabilities	472,450
Equity	71,206
Net profit	$ (143,493)
Transamerican Telecomunication S.A.
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional Currency	US Dollar
Ownership Interest	99.42%
Country/Domicile	Argentina
Geographic area of operations	Argentina
Total assets	$ 16,905
Total liabilities	10,996
Equity	5,909
Net profit	$ (12,330)
Internexa Brasil Operadora de Telecomunicacoes
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional Currency	Brazilian real
Ownership Interest	99.42%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 790
Total liabilities	1
Equity	789
Net profit	$ (134,535)
Internexa Chile
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional Currency	Chilean peso
Ownership Interest	98.43%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 56,509
Total liabilities	40,960
Equity	15,549
Net profit	$ (13,073)
Internexa Participaes
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional Currency	Brazilian real
Ownership Interest	99.42%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 1,051
Total liabilities	66
Equity	985
Net profit	$ (91,887)
Internexa Peru
Disclosure of subsidiaries [line items]
Activity	Telecommunications and ICT
Functional Currency	US Dollar
Ownership Interest	99.42%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 305,746
Total liabilities	261,296
Equity	44,450
Net profit	$ (26,531)
ISA Bolivia
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	US Dollar
Ownership Interest	100.00%
Country/Domicile	Bolivia
Geographic area of operations	Bolivia
Total assets	$ 121,428
Total liabilities	10,866
Equity	110,562
Net profit	$ 10,284
ISA Capital Do Brasil
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional Currency	Brazilian real
Ownership Interest	100.00%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 5,298,623
Total liabilities	355,011
Equity	4,943,612
Net profit	$ 841,993
ISA CTEEP
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Brazilian real
Ownership Interest	35.82%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 27,486,842
Total liabilities	13,765,784
Equity	13,721,058
Net profit	$ 2,461,680
ISA Interchile
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	US Dollar
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 5,545,359
Total liabilities	4,251,713
Equity	1,293,646
Net profit	$ 121,276
ISA Intercolombia
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Colombian peso
Ownership Interest	100.00%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 455,003
Total liabilities	321,892
Equity	133,111
Net profit	$ 52,374
ISA Intervial Chile
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 4,256,273
Total liabilities	620,579
Equity	3,635,694
Net profit	$ 533,512
ISA Intervial Colombia
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Colombian peso
Ownership Interest	100.00%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 638
Equity	638
Net profit	$ 51
ISA Inversiones Chile
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 1,924,873
Total liabilities	252,519
Equity	1,672,354
Net profit	$ 157,503
ISA Inversiones Costera Chile
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 70,173
Total liabilities	184,224
Equity	(114,051)
Net profit	$ (71,698)
ISA Inversiones Tolten
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 27
Equity	27
Net profit	$ (5)
ISA Investimentos E Participacoes
Disclosure of subsidiaries [line items]
Activity	Investment Vehicle
Functional Currency	Brazilian real
Ownership Interest	100.00%
Country/Domicile	Brazil
Geographic area of operations	Brazil
Total assets	$ 995,918
Total liabilities	202
Equity	995,716
Net profit	$ 140,918
ISA Peru
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	US Dollar
Ownership Interest	99.98%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 898,335
Total liabilities	707,216
Equity	191,119
Net profit	$ 43,063
ISA REP
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	US Dollar
Ownership Interest	60.00%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 1,859,619
Total liabilities	1,313,560
Equity	546,059
Net profit	$ 290,512
ISA Transelca
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Colombian peso
Ownership Interest	100.00%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 1,936,548
Total liabilities	1,025,967
Equity	910,581
Net profit	$ 199,452
Linear Systems RE
Disclosure of subsidiaries [line items]
Activity	Other business
Functional Currency	US dollar
Ownership Interest	100.00%
Country/Domicile	Bermudas
Geographic area of operations	Bermudas
Total assets	$ 93,546
Total liabilities	57,914
Equity	35,632
Net profit	$ 7,232
Proyectos De Infraestructura Del Peru
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	US Dollar
Ownership Interest	100.00%
Country/Domicile	Peru
Geographic area of operations	Peru
Total assets	$ 21,204
Total liabilities	2,185
Equity	19,019
Net profit	$ 7,773
Ruta Costera
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Colombian peso
Ownership Interest	100.00%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 2,588,885
Total liabilities	2,415,873
Equity	173,012
Net profit	$ (4,870)
Ruta de La Araucania
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 681,824
Total liabilities	357,953
Equity	323,871
Net profit	$ 60,950
Ruta de Los Rios
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Chilean peso
Ownership Interest	75.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 301,539
Total liabilities	222,280
Equity	79,259
Net profit	$ 35,696
Ruta del Bosque
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 12,595
Total liabilities	1,523
Equity	11,072
Net profit	$ (28,950)
Ruta del Loa
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 1,365,486
Total liabilities	1,054,542
Equity	310,944
Net profit	$ 70,097
Ruta del Maipo
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 7,018,675
Total liabilities	4,554,573
Equity	2,464,102
Net profit	$ 465,092
Ruta del Maule
Disclosure of subsidiaries [line items]
Activity	Roads concessions
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 25
Total liabilities	1
Equity	24
Net profit	$ 2,264
Sistemas Inteligentes en Red
Disclosure of subsidiaries [line items]
Activity	Other business
Functional Currency	Colombia peso
Ownership Interest	99.77%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 25,252
Total liabilities	11,509
Equity	13,743
Net profit	$ 4,543
XM
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Colombian peso
Ownership Interest	99.73%
Country/Domicile	Colombia
Geographic area of operations	Colombia
Total assets	$ 445,241
Total liabilities	387,254
Equity	57,987
Net profit	$ 18,309
Interconexiones del Norte S.A.
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	Chilean peso
Ownership Interest	100.00%
Country/Domicile	Chile
Geographic area of operations	Chile
Total assets	$ 30,123
Total liabilities	29,971
Equity	152
Net profit	$ 167
Consorcio Electrico Yapay S.A
Disclosure of subsidiaries [line items]
Activity	Electric power
Functional Currency	US Dollar
Ownership Interest	60.00%
Country/Domicile	Perú
Geographic area of operations	Perú
Total assets	$ 19,110
Total liabilities	5,499
Equity	13,611
Net profit	$ (6,221)